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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment           [ ] Amendment Number : _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
Address:   645 Fifth Avenue, 21st Floor
           New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                            New York, NY          May 15, 2008
-------------------------------------   -------------------------   ------------
             (Signature)                      (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         9
Form 13F Information Table Value Total:   397,394 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
       Column 1             Column 2      Column 3   Column 4          Column 5         Column 6   Column 7          Column 8
----------------------  ---------------  ---------  ----------  ---------------------  ----------  --------  -----------------------
                                                                                                                 Voting Authority
                                                       Value      Shrs or   SH/  Put/  Investment    Other   -----------------------
    Name of Issuer       Title of Class    Cusip    (X $1,000)     prn amt  PRN  Call  Discretion  Managers    Sole     Shared  None
----------------------  ---------------  ---------  ----------  ----------  ---  ----  ----------  --------  ---------  ------  ----
DOLLAR THRIFTY
   AUTOMOTIVE GP        COM              256743105     24,631    1,805,800   SH           SOLE               1,805,800     0      0
DOMINOS PIZZA INC       COM              25754A201     42,244    3,131,500   SH           SOLE               3,131,500     0      0
IHOP CORP               COM              449623107    100,595    2,100,100   SH           SOLE               2,100,100     0      0
LEVEL 3 COMMUNICATIONS
   INC                  NOTE 5.250%12/1  52729NBF6     20,093   25,650,000  PRN           SOLE                  N/A       N/A    N/A
NORTHWEST AIRLS CORP    COM              667280408      4,768      530,356   SH           SOLE                 530,356     0      0
SCHOOL SPECIALTY INC    COM              807863105     87,823    2,784,500   SH           SOLE               2,784,500     0      0
STEAK N SHAKE CO        COM              857873103     21,897    2,782,300   SH           SOLE               2,782,300     0      0
TIME WARNER TELECOM
   INC                  CL A             887319101     38,725    2,500,000   SH           SOLE               2,500,000     0      0
TYLER TECHNOLOGIES INC  COM              902252105     56,618    4,049,923   SH           SOLE               4,049,923     0      0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.